Document and Entity Information	Feb. 21, 2020
Document And Entity Information [Line Items]
Entity Central Index Key	0000010456
Amendment Flag	false
Document Type	8-K
Document Period End Date	Feb. 21, 2020
Entity Registrant Name	Baxter International Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4448
Entity Tax Identification Number	36-0781620
Entity Address, Address Line One	One Baxter Parkway
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	224
Local Phone Number	948-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
1.30% Senior Notes due May 2025
Document And Entity Information [Line Items]
Trading Symbol	BAX 25
Title of 12(b) Security	1.3% Global Notes due 2025
Security Exchange Name	NYSE
1.3% Senior Notes Due in May 2029
Document And Entity Information [Line Items]
Trading Symbol	BAX 29
Title of 12(b) Security	1.3% Global Notes due 2029
Security Exchange Name	NYSE
0.4% Senior Notes Due in May 2024
Document And Entity Information [Line Items]
Trading Symbol	BAX 24
Title of 12(b) Security	0.4% Global Notes due 2024
Security Exchange Name	NYSE
New York Stock Exchange | Common Stock
Document And Entity Information [Line Items]
Trading Symbol	BAX
Title of 12(b) Security	Common Stock, $1.00 par value
Security Exchange Name	NYSE
Chicago Stock Exchange | Common Stock
Document And Entity Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Common Stock, $1.00 par value
Security Exchange Name	CHX